Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Segall Bryant & Hamill Trust
Entity Central Index Key	0000357204
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000211588
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Value Fund
Trading Symbol	SBRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 12.05% against a return of 12.59% for the Russell 2000® Value Index and 17.15% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Materials, Industrials, and Information Technology. The Materials sector contributed to performance primarily by the outperformance of MP Materials Corp. The three individual securities that contributed the most on an absolute basis were MP Materials, REV Group, Inc., and Mercury Systems, Inc. MP Materials signed landmark deals with both the Department of Defense and Apple, Inc. totaling $1 billion, which resulted in significant appreciation of the company’s stock.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Energy, and Consumer Staples. Health Care was the largest detractor due to the Fund’s underweight to the biotech and pharmaceuticals industries, which significantly outperformed the overall Health Care sector. The three individual securities that detracted the most on an absolute basis were QuidelOrtho Corp., Apogee Enterprises, Inc., and Geron Corp. QuidelOrtho was the largest detractor in the Health Care sector as a result of a slight lowering of its revenue guidance.

Line Graph [Table Text Block]
	SBH Small Cap Value - Retail	Russell 2000® Value Index	Russell 3000® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$12,246	$13,174	$11,274
Dec-2017	$13,566	$14,207	$13,656
Dec-2018	$12,953	$12,379	$12,940
Dec-2019	$16,120	$15,151	$16,954
Dec-2020	$17,110	$15,853	$20,495
Dec-2021	$19,928	$20,335	$25,754
Dec-2022	$16,986	$17,390	$20,808
Dec-2023	$18,997	$19,937	$26,209
Dec-2024	$21,530	$21,543	$32,448
Dec-2025	$24,123	$24,256	$38,012

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Value - Retail	12.05%	7.11%	9.21%
Russell 2000® Value Index	12.59%	8.88%	9.27%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 378,416,721
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 3,366,053
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$378,416,721
Number of Portfolio Holdings	83
Portfolio Turnover	39%
Total Advisory Fees Paid*	$3,366,053
Total Advisory Fees Paid %*	0.80%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	21.6%
Financials	18.6%
Information Technology	18.1%
Materials	11.9%
Consumer Discretionary	10.1%
Health Care	7.8%
Energy	3.9%
Utilities	3.4%
Real Estate	3.0%

Country Weighting (% of net assets)

Value	Value
United States	94.3%
Canada	2.6%
Belgium	0.8%
Cayman Islands	0.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VF Corp.	3.9%
Valmont Industries, Inc.	3.4%
Ingevity Corp.	2.7%
Mercury Systems, Inc.	2.6%
DigitalBridge Group, Inc.	2.3%
EnerSys	2.3%
Alamos Gold, Inc.	2.1%
Littelfuse, Inc.	2.1%
AZZ, Inc.	2.1%
Papa John's International, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211587
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Value Fund
Trading Symbol	SBHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 12.18% against a return of 12.59% for the Russell 2000® Value Index and 17.15% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Materials, Industrials, and Information Technology. The Materials sector contributed to performance primarily by the outperformance of MP Materials Corp. The three individual securities that contributed the most on an absolute basis were MP Materials, REV Group, Inc., and Mercury Systems, Inc. MP Materials signed landmark deals with both the Department of Defense and Apple, Inc. totaling $1 billion, which resulted in significant appreciation of the company’s stock.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Energy, and Consumer Staples. Health Care was the largest detractor due to the Fund’s underweight to the biotech and pharmaceuticals industries, which significantly outperformed the overall Health Care sector. The three individual securities that detracted the most on an absolute basis were QuidelOrtho Corp., Apogee Enterprises, Inc., and Geron Corp. QuidelOrtho was the largest detractor in the Health Care sector as a result of a slight lowering of its revenue guidance.

Line Graph [Table Text Block]
	SBH Small Cap Value - Inst	Russell 2000® Value Index	Russell 3000® Index
Dec-2015	$250,000	$250,000	$250,000
Dec-2016	$306,610	$329,352	$281,838
Dec-2017	$340,169	$355,166	$341,392
Dec-2018	$325,274	$309,478	$323,497
Dec-2019	$405,371	$378,782	$423,843
Dec-2020	$430,584	$396,336	$512,374
Dec-2021	$502,152	$508,382	$643,855
Dec-2022	$428,596	$434,751	$520,190
Dec-2023	$479,826	$498,427	$655,215
Dec-2024	$544,961	$538,574	$811,207
Dec-2025	$611,346	$606,405	$950,292

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Value - Inst	12.18%	7.26%	9.35%
Russell 2000® Value Index	12.59%	8.88%	9.27%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 378,416,721
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 3,366,053
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$378,416,721
Number of Portfolio Holdings	83
Portfolio Turnover	39%
Total Advisory Fees Paid	$3,366,053
Total Advisory Fees Paid %	0.80%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	21.6%
Financials	18.6%
Information Technology	18.1%
Materials	11.9%
Consumer Discretionary	10.1%
Health Care	7.8%
Energy	3.9%
Utilities	3.4%
Real Estate	3.0%

Country Weighting (% of net assets)

Value	Value
United States	94.3%
Canada	2.6%
Belgium	0.8%
Cayman Islands	0.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VF Corp.	3.9%
Valmont Industries, Inc.	3.4%
Ingevity Corp.	2.7%
Mercury Systems, Inc.	2.6%
DigitalBridge Group, Inc.	2.3%
EnerSys	2.3%
Alamos Gold, Inc.	2.1%
Littelfuse, Inc.	2.1%
AZZ, Inc.	2.1%
Papa John's International, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000134695
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Growth Fund
Trading Symbol	WTSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 6.63% against a return of 13.01% for the Russell 2000® Growth Index and 17.15% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Health Care, and Information Technology. Strong absolute returns in Industrials were particularly driven by stock positions in the construction & engineering industry, as well as the aerospace & defense industry. The three individual securities that contributed the most on an absolute basis were Guardant Health, Inc., VSE Corp., and Insmed, Inc. Guardant Health, a leading provider of diagnostic testing for cancer, experienced robust growth in its oncology testing solutions and accelerating adoption of its Shield colorectal cancer screening test.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Staples, Financials, and Energy. Consumer Staples weakness was a result of poor stock selection in the sector. The three individual securities that detracted the most on an absolute basis were PROCEPT BioRobotics Corp., Vaxcyte, Inc., and Sweetgreen, Inc. PROCEPT BioRobotics, a surgical robotics company focused on urology procedures, was plagued by numerous management changes, creating uncertainty around the company’s ability to capture its growth opportunities going forward.

Line Graph [Table Text Block]
	SBH Small Cap Growth - Retail	Russell 2000® Growth Index	Russell 3000® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,879	$11,132	$11,274
Dec-2017	$13,705	$13,599	$13,656
Dec-2018	$14,143	$12,334	$12,940
Dec-2019	$18,170	$15,847	$16,954
Dec-2020	$28,648	$21,335	$20,495
Dec-2021	$31,979	$21,939	$25,754
Dec-2022	$21,556	$16,157	$20,808
Dec-2023	$25,458	$19,171	$26,209
Dec-2024	$29,429	$22,077	$32,448
Dec-2025	$31,380	$24,949	$38,012

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Growth - Retail	6.63%	1.84%	12.12%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 308,188,586
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,697,682
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$308,188,586
Number of Portfolio Holdings	78
Portfolio Turnover	51%
Total Advisory Fees Paid	$1,697,682
Total Advisory Fees Paid %	0.65%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	28.6%
Health Care	20.0%
Information Technology	19.2%
Financials	10.7%
Consumer Discretionary	7.0%
Energy	4.5%
Materials	4.3%
Consumer Staples	2.2%
Real Estate	1.3%

Country Weighting (% of net assets)

Value	Value
United States	88.9%
Canada	2.5%
United Kingdom	2.3%
Bermuda	1.6%
Cayman Islands	1.3%
Ireland	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VSE Corp.	2.8%
Mirion Technologies, Inc.	2.6%
Guardant Health, Inc.	2.3%
TechnipFMC PLC	2.3%
Sterling Infrastructure, Inc.	2.2%
RadNet, Inc.	2.1%
Modine Manufacturing Co.	2.1%
Casella Waste Systems, Inc.	2.1%
Ensign Group, Inc. (The)	1.9%
Skyward Specialty Insurance Group, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000134696
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Growth Fund
Trading Symbol	WISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 6.85% against a return of 13.01% for the Russell 2000® Growth Index and 17.15% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Health Care, and Information Technology. Strong absolute returns in Industrials were particularly driven by stock positions in the construction & engineering industry, as well as the aerospace & defense industry. The three individual securities that contributed the most on an absolute basis were Guardant Health, Inc., VSE Corp., and Insmed, Inc. Guardant Health, a leading provider of diagnostic testing for cancer, experienced robust growth in its oncology testing solutions and accelerating adoption of its Shield colorectal cancer screening test.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Staples, Financials, and Energy. Consumer Staples weakness was a result of poor stock selection in the sector. The three individual securities that detracted the most on an absolute basis were PROCEPT BioRobotics Corp., Vaxcyte, Inc., and Sweetgreen, Inc. PROCEPT BioRobotics, a surgical robotics company focused on urology procedures, was plagued by numerous management changes, creating uncertainty around the company’s ability to capture its growth opportunities going forward.

Line Graph [Table Text Block]
	SBH Small Cap Growth - Inst	Russell 2000® Growth Index	Russell 3000® Index
Dec-2015	$250,000	$250,000	$250,000
Dec-2016	$273,043	$278,295	$281,838
Dec-2017	$343,864	$339,984	$341,392
Dec-2018	$356,102	$308,338	$323,497
Dec-2019	$458,189	$396,164	$423,843
Dec-2020	$723,203	$533,365	$512,374
Dec-2021	$808,447	$548,484	$643,855
Dec-2022	$545,839	$403,918	$520,190
Dec-2023	$645,864	$479,282	$655,215
Dec-2024	$747,608	$551,914	$811,207
Dec-2025	$798,823	$623,733	$950,292

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Growth - Inst	6.85%	2.01%	12.32%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 308,188,586
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,697,682
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$308,188,586
Number of Portfolio Holdings	78
Portfolio Turnover	51%
Total Advisory Fees Paid	$1,697,682
Total Advisory Fees Paid %	0.65%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	28.6%
Health Care	20.0%
Information Technology	19.2%
Financials	10.7%
Consumer Discretionary	7.0%
Energy	4.5%
Materials	4.3%
Consumer Staples	2.2%
Real Estate	1.3%

Country Weighting (% of net assets)

Value	Value
United States	88.9%
Canada	2.5%
United Kingdom	2.3%
Bermuda	1.6%
Cayman Islands	1.3%
Ireland	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VSE Corp.	2.8%
Mirion Technologies, Inc.	2.6%
Guardant Health, Inc.	2.3%
TechnipFMC PLC	2.3%
Sterling Infrastructure, Inc.	2.2%
RadNet, Inc.	2.1%
Modine Manufacturing Co.	2.1%
Casella Waste Systems, Inc.	2.1%
Ensign Group, Inc. (The)	1.9%
Skyward Specialty Insurance Group, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000216810
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Core Fund
Trading Symbol	SBHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$114	1.12%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 3.85% against a return of 12.81% for the Russell 2000® Index and 17.15% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Health Care, and Financials. The Financials sector benefited from declining interest rates and improving expectations for economic growth. The three individual securities that contributed the most on an absolute basis were REV Group, Inc., Advanced Energy Industries, Inc., and RBC Bearings, Inc. Advanced Energy Industries benefited from a strengthening competitive position and robust demand from semiconductor and data center markets.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Information Technology, Energy, and Consumer Discretionary. Information Technology performance was weighed down by weak stock selection across several holdings and outsized gains in lower-quality companies within the sector. The three individual securities that detracted the most on an absolute basis were Globant S.A., Columbus McKinnon Corp., and PAR Technology Corp. Globant was negatively impacted by slower enterprise spending and investor concern about the potential impact of generative artificial intelligence technology on its business.

Line Graph [Table Text Block]
	SBH Small Cap Core - Retail	Russell 2000® Index	Russell 3000® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,464	$12,131	$11,274
Dec-2017	$13,161	$13,908	$13,656
Dec-2018	$12,460	$12,376	$12,940
Dec-2019	$15,828	$15,535	$16,954
Dec-2020	$19,405	$18,636	$20,495
Dec-2021	$23,918	$21,397	$25,754
Dec-2022	$20,747	$17,024	$20,808
Dec-2023	$23,582	$19,906	$26,209
Dec-2024	$26,383	$22,203	$32,448
Dec-2025	$27,400	$25,047	$38,012

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Core - Retail	3.85%	7.14%	10.61%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 95,653,018
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 632,690
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$95,653,018
Number of Portfolio Holdings	81
Portfolio Turnover	40%
Total Advisory Fees Paid*	$632,690
Total Advisory Fees Paid %*	0.71%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	29.3%
Information Technology	19.5%
Health Care	15.5%
Financials	10.6%
Materials	8.4%
Consumer Discretionary	7.1%
Real Estate	2.3%
Energy	1.9%
Consumer Staples	1.1%

Country Weighting (% of net assets)

Value	Value
United States	92.2%
Canada	3.1%
Ireland	0.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RBC Bearings, Inc.	2.7%
Ensign Group, Inc. (The)	2.2%
Enpro, Inc.	2.1%
Valmont Industries, Inc.	2.1%
Agilysys, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Southstate Bank Corp.	1.8%
Element Solutions, Inc.	1.8%
Flowserve Corp.	1.8%
Crane Co.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000216811
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Core Fund
Trading Symbol	SBASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 3.96% against a return of 12.81% for the Russell 2000® Index and 17.15% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Health Care, and Financials. The Financials sector benefited from declining interest rates and improving expectations for economic growth. The three individual securities that contributed the most on an absolute basis were REV Group, Inc., Advanced Energy Industries, Inc., and RBC Bearings, Inc. Advanced Energy Industries benefited from a strengthening competitive position and robust demand from semiconductor and data center markets.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Information Technology, Energy, and Consumer Discretionary. Information Technology performance was weighed down by weak stock selection across several holdings and outsized gains in lower-quality companies within the sector. The three individual securities that detracted the most on an absolute basis were Globant S.A., Columbus McKinnon Corp., and PAR Technology Corp. Globant was negatively impacted by slower enterprise spending and investor concern about the potential impact of generative artificial intelligence technology on its business.

Line Graph [Table Text Block]
	SBH Small Cap Core - Inst	Russell 2000® Index	Russell 3000® Index
Dec-2015	$250,000	$250,000	$250,000
Dec-2016	$287,022	$303,270	$281,838
Dec-2017	$330,016	$347,691	$341,392
Dec-2018	$312,898	$309,396	$323,497
Dec-2019	$398,089	$388,370	$423,843
Dec-2020	$488,854	$465,891	$512,374
Dec-2021	$603,615	$534,931	$643,855
Dec-2022	$524,440	$425,610	$520,190
Dec-2023	$597,544	$497,661	$655,215
Dec-2024	$668,718	$555,081	$811,207
Dec-2025	$695,203	$626,170	$950,292

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Core - Inst	3.96%	7.30%	10.77%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 95,653,018
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 632,690
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$95,653,018
Number of Portfolio Holdings	81
Portfolio Turnover	40%
Total Advisory Fees Paid*	$632,690
Total Advisory Fees Paid %*	0.71%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	29.3%
Information Technology	19.5%
Health Care	15.5%
Financials	10.6%
Materials	8.4%
Consumer Discretionary	7.1%
Real Estate	2.3%
Energy	1.9%
Consumer Staples	1.1%

Country Weighting (% of net assets)

Value	Value
United States	92.2%
Canada	3.1%
Ireland	0.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RBC Bearings, Inc.	2.7%
Ensign Group, Inc. (The)	2.2%
Enpro, Inc.	2.1%
Valmont Industries, Inc.	2.1%
Agilysys, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Southstate Bank Corp.	1.8%
Element Solutions, Inc.	1.8%
Flowserve Corp.	1.8%
Crane Co.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211581
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill All Cap Fund
Trading Symbol	SBRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 8.32% against a return of 17.15% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Communication Services, and Financials. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., ATI, Inc., and JPMorgan Chase & Co. Alphabet gained on the back of the successful launch of its Gemini 3.0 frontier artificial intelligence (AI) model. ATI’s significant and differentiated exposure to aircraft and aircraft jet engine build rates contributed to the company’s growth in earnings during the year. JPMorgan Chase’s outperformance was driven by overall operational execution coupled with an improving credit and regulatory environment.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Staples, Health Care, and Materials. The three individual securities that detracted the most on an absolute basis were UnitedHealth Group, Inc., Marvell Technology, Inc., and BellRing Brands, Inc. UnitedHealth Group underperformed as the company struggled to appropriately manage cost trends. Marvell Technology underperformed due to elevated expectations tied to AI revenue growth. BellRing Brands underperformed due to an intensifying competitive backdrop.

Line Graph [Table Text Block]
	SBH All Cap - Retail	Russell 3000® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,605	$11,274
Dec-2017	$12,568	$13,656
Dec-2018	$11,852	$12,940
Dec-2019	$15,457	$16,954
Dec-2020	$19,489	$20,495
Dec-2021	$25,252	$25,754
Dec-2022	$20,396	$20,808
Dec-2023	$23,329	$26,209
Dec-2024	$27,261	$32,448
Dec-2025	$29,530	$38,012

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH All Cap - Retail	8.32%	8.67%	11.44%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 74,800,457
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 477,869
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$74,800,457
Number of Portfolio Holdings	51
Portfolio Turnover	34%
Total Advisory Fees Paid*	$477,869
Total Advisory Fees Paid %*	0.52%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	31.4%
Financials	15.1%
Health Care	13.4%
Industrials	13.2%
Consumer Discretionary	11.5%
Communication Services	8.1%
Energy	3.6%
Consumer Staples	2.2%
Real Estate	1.6%
Materials	1.3%

Country Weighting (% of net assets)

Value	Value
United States	95.7%
Canada	1.9%
United Kingdom	1.5%
Germany	1.2%
Ireland	1.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	5.0%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.8%
JPMorgan Chase & Co.	3.5%
ATI, Inc.	3.4%
Meta Platforms, Inc.	3.1%
Visa, Inc.	2.9%
Apple, Inc.	2.8%
Reinsurance Group of America, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211582
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill All Cap Fund
Trading Symbol	SBHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 8.29% against a return of 17.15% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Communication Services, and Financials. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., ATI, Inc., and JPMorgan Chase & Co. Alphabet gained on the back of the successful launch of its Gemini 3.0 frontier artificial intelligence (AI) model. ATI’s significant and differentiated exposure to aircraft and aircraft jet engine build rates contributed to the company’s growth in earnings during the year. JPMorgan Chase’s outperformance was driven by overall operational execution coupled with an improving credit and regulatory environment.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Staples, Health Care, and Materials. The three individual securities that detracted the most on an absolute basis were UnitedHealth Group, Inc., Marvell Technology, Inc., and BellRing Brands, Inc. UnitedHealth Group underperformed as the company struggled to appropriately manage cost trends. Marvell Technology underperformed due to elevated expectations tied to AI revenue growth. BellRing Brands underperformed due to an intensifying competitive backdrop.

Line Graph [Table Text Block]
	SBH All Cap - Inst	Russell 3000® Index
Dec-2015	$250,000	$250,000
Dec-2016	$265,517	$281,838
Dec-2017	$315,134	$341,392
Dec-2018	$297,623	$323,497
Dec-2019	$388,705	$423,843
Dec-2020	$490,469	$512,374
Dec-2021	$635,379	$643,855
Dec-2022	$513,323	$520,190
Dec-2023	$587,649	$655,215
Dec-2024	$686,903	$811,207
Dec-2025	$743,827	$950,292

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH All Cap - Inst	8.29%	8.69%	11.52%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 74,800,457
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 477,869
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$74,800,457
Number of Portfolio Holdings	51
Portfolio Turnover	34%
Total Advisory Fees Paid*	$477,869
Total Advisory Fees Paid %*	0.52%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	31.4%
Financials	15.1%
Health Care	13.4%
Industrials	13.2%
Consumer Discretionary	11.5%
Communication Services	8.1%
Energy	3.6%
Consumer Staples	2.2%
Real Estate	1.6%
Materials	1.3%

Country Weighting (% of net assets)

Value	Value
United States	95.7%
Canada	1.9%
United Kingdom	1.5%
Germany	1.2%
Ireland	1.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	5.0%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.8%
JPMorgan Chase & Co.	3.5%
ATI, Inc.	3.4%
Meta Platforms, Inc.	3.1%
Visa, Inc.	2.9%
Apple, Inc.	2.8%
Reinsurance Group of America, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211583
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Emerging Markets Fund
Trading Symbol	SBHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$141	1.20%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 34.90% against a return of 33.57% for the MSCI Emerging Markets Index and 31.96% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

   The three countries that contributed most to the Fund’s returns on an absolute basis were China, South Korea, and Taiwan. China rose on strength in retail and automotive companies. South Korea and Taiwan were strong performers as artificial intelligence optimism drove a rally in semiconductor stocks.

Detractors from Return

   No countries or sectors detracted from absolute returns as the Fund ended the year strongly positive on an absolute basis.

Line Graph [Table Text Block]
	SBH Emerging Markets - Retail	MSCI Emerging Markets Index	MSCI ACWI ex-USA IMI Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,376	$11,119	$10,441
Dec-2017	$15,446	$15,264	$13,345
Dec-2018	$12,794	$13,041	$11,375
Dec-2019	$15,148	$15,443	$13,836
Dec-2020	$16,216	$18,270	$15,374
Dec-2021	$17,063	$17,805	$16,685
Dec-2022	$14,304	$14,228	$13,918
Dec-2023	$17,214	$15,626	$16,093
Dec-2024	$19,585	$16,799	$16,935
Dec-2025	$26,421	$22,438	$22,348

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Emerging Markets - Retail	34.90%	10.26%	10.20%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
MSCI ACWI ex-USA IMI Index	31.96%	7.77%	8.37%

AssetsNet	$ 87,140,486
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 226,480
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$87,140,486
Number of Portfolio Holdings	458
Portfolio Turnover	88%
Total Advisory Fees Paid*	$226,480
Total Advisory Fees Paid %*	0.31%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	28.2%
Financials	22.8%
Consumer Discretionary	11.7%
Communication Services	9.3%
Materials	7.5%
Industrials	6.9%
Energy	4.1%
Consumer Staples	3.5%
Health Care	2.9%
Utilities	2.1%
Real Estate	1.5%

Country Weighting (% of net assets)

Value	Value
China	27.7%
Taiwan	20.7%
India	15.6%
South Korea	13.7%
Brazil	4.3%
South Africa	3.6%
Saudi Arabia	2.7%
Mexico	1.8%
Indonesia	1.4%
Malaysia	1.3%
Other Countries	7.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings, Ltd.	4.2%
SK Hynix, Inc.	3.6%
Samsung Electronics Co., Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.1%
CTBC Financial Holding Co., Ltd.	1.1%
China Construction Bank Corp.	1.0%
Bank of China, Ltd.	1.0%
Vipshop Holdings, Ltd.	1.0%
Geely Automobile Holdings, Ltd.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673.  Effective May 1, 2025, the expense cap for the Retail Class of the Fund was reduced to 1.14%.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211584
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Emerging Markets Fund
Trading Symbol	SBEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$123	1.05%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 35.15% against a return of 33.57% for the MSCI Emerging Markets Index and 31.96% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

   The three countries that contributed most to the Fund’s returns on an absolute basis were China, South Korea, and Taiwan. China rose on strength in retail and automotive companies. South Korea and Taiwan were strong performers as artificial intelligence optimism drove a rally in semiconductor stocks.

Detractors from Return

   No countries or sectors detracted from absolute returns as the Fund ended the year strongly positive on an absolute basis.

Line Graph [Table Text Block]
	SBH Emerging Markets - Inst	MSCI Emerging Markets Index	MSCI ACWI ex-USA IMI Index
Dec-2015	$250,000	$250,000	$250,000
Dec-2016	$285,276	$277,970	$261,017
Dec-2017	$388,194	$381,608	$333,616
Dec-2018	$322,013	$326,013	$284,386
Dec-2019	$382,579	$386,072	$345,904
Dec-2020	$410,040	$456,743	$384,362
Dec-2021	$432,558	$445,136	$417,130
Dec-2022	$363,023	$355,702	$347,962
Dec-2023	$437,817	$390,661	$402,317
Dec-2024	$498,581	$419,977	$423,370
Dec-2025	$673,850	$560,945	$558,698

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Emerging Markets - Inst	35.15%	10.45%	10.42%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
MSCI ACWI ex-USA IMI Index	31.96%	7.77%	8.37%

AssetsNet	$ 87,140,486
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 226,480
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$87,140,486
Number of Portfolio Holdings	458
Portfolio Turnover	88%
Total Advisory Fees Paid*	$226,480
Total Advisory Fees Paid %*	0.31%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	28.2%
Financials	22.8%
Consumer Discretionary	11.7%
Communication Services	9.3%
Materials	7.5%
Industrials	6.9%
Energy	4.1%
Consumer Staples	3.5%
Health Care	2.9%
Utilities	2.1%
Real Estate	1.5%

Country Weighting (% of net assets)

Value	Value
China	27.7%
Taiwan	20.7%
India	15.6%
South Korea	13.7%
Brazil	4.3%
South Africa	3.6%
Saudi Arabia	2.7%
Mexico	1.8%
Indonesia	1.4%
Malaysia	1.3%
Other Countries	7.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings, Ltd.	4.2%
SK Hynix, Inc.	3.6%
Samsung Electronics Co., Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.1%
CTBC Financial Holding Co., Ltd.	1.1%
China Construction Bank Corp.	1.0%
Bank of China, Ltd.	1.0%
Vipshop Holdings, Ltd.	1.0%
Geely Automobile Holdings, Ltd.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673.  Effective May 1, 2025, the expense cap for the Institutional Class of the Fund was reduced to 0.99%.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211585
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Small Cap Fund
Trading Symbol	SBHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$144	1.16%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 47.43% against a return of 31.83% for the MSCI EAFE Small Cap Index and 31.96% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

   The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the U.K., and Australia. Japanese stocks rose as the U.S. and Japan agreed on a trade deal and economic growth data surprised on the upside. Stocks in the U.K. rose as the rate of inflation fell in November and the Bank of England cut interest rates. Australia outperformed as investors sought out stocks of miners and rare earth mineral suppliers outside of China.

Detractors from Return

   No countries or sectors detracted from absolute returns as the Fund ended the year strongly positive on an absolute basis.

Line Graph [Table Text Block]
	SBH International Small Cap - Retail	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA IMI Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,558	$10,218	$10,441
Dec-2017	$13,552	$13,592	$13,345
Dec-2018	$10,305	$11,160	$11,375
Dec-2019	$12,011	$13,946	$13,836
Dec-2020	$11,349	$15,667	$15,374
Dec-2021	$12,821	$17,250	$16,685
Dec-2022	$11,115	$13,560	$13,918
Dec-2023	$13,014	$15,345	$16,093
Dec-2024	$14,009	$15,624	$16,935
Dec-2025	$20,655	$20,598	$22,348

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH International Small Cap - Retail	47.43%	12.72%	7.52%
MSCI EAFE Small Cap Index	31.83%	5.62%	7.49%
MSCI ACWI ex-USA IMI Index	31.96%	7.77%	8.37%

AssetsNet	$ 88,065,858
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 402,168
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$88,065,858
Number of Portfolio Holdings	317
Portfolio Turnover	105%
Total Advisory Fees Paid*	$402,168
Total Advisory Fees Paid %*	0.51%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	22.9%
Financials	13.0%
Consumer Discretionary	11.9%
Materials	11.0%
Real Estate	10.9%
Information Technology	9.0%
Health Care	5.8%
Consumer Staples	5.1%
Communication Services	4.4%
Utilities	2.7%
Energy	2.6%

Country Weighting (% of net assets)

Value	Value
Japan	35.6%
United Kingdom	12.4%
Australia	10.4%
Sweden	5.6%
France	4.2%
Israel	4.2%
Switzerland	4.0%
Germany	3.6%
Italy	3.0%
Norway	2.6%
Other Countries	13.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Koninklijke BAM Groep N.V.	1.2%
Implenia A.G.	1.1%
Kobe Steel, Ltd.	1.0%
Ambea A.B.	1.0%
Perenti, Ltd.	1.0%
Vicat SACA	1.0%
Lion Finance Group PLC	0.9%
Regis Resources, Ltd.	0.9%
Endeavour Mining PLC	0.9%
Harel Insurance Investments & Financial Services, Ltd.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211586
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Small Cap Fund
Trading Symbol	SBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$130	1.05%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 47.48% against a return of 31.83% for the MSCI EAFE Small Cap Index and 31.96% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

   The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the U.K., and Australia. Japanese stocks rose as the U.S. and Japan agreed on a trade deal and economic growth data surprised on the upside. Stocks in the U.K. rose as the rate of inflation fell in November and the Bank of England cut interest rates. Australia outperformed as investors sought out stocks of miners and rare earth mineral suppliers outside of China.

Detractors from Return

   No countries or sectors detracted from absolute returns as the Fund ended the year strongly positive on an absolute basis.

Line Graph [Table Text Block]
	SBH International Small Cap - Inst	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA IMI Index
Dec-2015	$250,000	$250,000	$250,000
Dec-2016	$264,312	$255,459	$261,017
Dec-2017	$340,479	$339,792	$333,616
Dec-2018	$259,804	$279,003	$284,386
Dec-2019	$303,199	$348,652	$345,904
Dec-2020	$286,972	$391,683	$384,362
Dec-2021	$324,826	$431,247	$417,130
Dec-2022	$281,970	$339,001	$347,962
Dec-2023	$330,569	$383,629	$402,317
Dec-2024	$356,241	$390,594	$423,370
Dec-2025	$525,385	$514,938	$558,698

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH International Small Cap - Inst	47.48%	12.86%	7.71%
MSCI EAFE Small Cap Index	31.83%	5.62%	7.49%
MSCI ACWI ex-USA IMI Index	31.96%	7.77%	8.37%

AssetsNet	$ 88,065,858
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 402,168
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$88,065,858
Number of Portfolio Holdings	317
Portfolio Turnover	105%
Total Advisory Fees Paid*	$402,168
Total Advisory Fees Paid %*	0.51%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	22.9%
Financials	13.0%
Consumer Discretionary	11.9%
Materials	11.0%
Real Estate	10.9%
Information Technology	9.0%
Health Care	5.8%
Consumer Staples	5.1%
Communication Services	4.4%
Utilities	2.7%
Energy	2.6%

Country Weighting (% of net assets)

Value	Value
Japan	35.6%
United Kingdom	12.4%
Australia	10.4%
Sweden	5.6%
France	4.2%
Israel	4.2%
Switzerland	4.0%
Germany	3.6%
Italy	3.0%
Norway	2.6%
Other Countries	13.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Koninklijke BAM Groep N.V.	1.2%
Implenia A.G.	1.1%
Kobe Steel, Ltd.	1.0%
Ambea A.B.	1.0%
Perenti, Ltd.	1.0%
Vicat SACA	1.0%
Lion Finance Group PLC	0.9%
Regis Resources, Ltd.	0.9%
Endeavour Mining PLC	0.9%
Harel Insurance Investments & Financial Services, Ltd.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000246766
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Equity Fund
Trading Symbol	CIQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$127	1.04%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 43.93% against a return of 31.22% for the MSCI EAFE Index and 31.96% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

   The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the U.K., and France. Japanese stocks rose as the U.S. and Japan agreed on a trade deal and economic growth data surprised on the upside. Stocks in the U.K. rose as the rate of inflation fell in November and the Bank of England cut interest rates. France rose on strength in the Financials sector as Europe’s big banks benefited from resilient earnings, which, in our view, may continue due to favorable interest rates, a pickup in loan growth, and robust asset quality at year-end.

Detractors from Return

   No countries or sectors detracted from absolute returns as the Fund ended the year strongly positive on an absolute basis.

Line Graph [Table Text Block]
	SBH International Equity - Retail	MSCI EAFE Index	MSCI ACWI ex-USA IMI Index
Oct-2021	$10,000	$10,000	$10,000
Dec-2021	$10,017	$9,995	$9,882
Dec-2022	$8,981	$8,551	$8,243
Dec-2023	$10,873	$10,110	$9,531
Dec-2024	$11,361	$10,497	$10,030
Dec-2025	$16,352	$13,774	$13,236

Average Annual Return [Table Text Block]
	1 Year	Since Inception (10/27/2021)
SBH International Equity - Retail	43.93%	12.49%
MSCI EAFE Index	31.22%	7.97%
MSCI ACWI ex-USA IMI Index	31.96%	6.94%

Performance Inception Date	Oct. 27, 2021
AssetsNet	$ 14,419,833
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,419,833
Number of Portfolio Holdings	360
Portfolio Turnover	107%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%
* Net of expenses waived by investment adviser
Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Financials	24.7%
Industrials	18.9%
Health Care	12.0%
Consumer Discretionary	9.6%
Information Technology	8.3%
Consumer Staples	7.2%
Materials	5.9%
Communication Services	4.1%
Utilities	3.9%
Energy	3.5%
Real Estate	1.9%

Country Weighting (% of net assets)

Value	Value
Japan	22.0%
United Kingdom	14.9%
France	11.1%
Germany	9.5%
Switzerland	9.3%
Australia	6.1%
Netherlands	4.4%
Spain	4.1%
Sweden	3.6%
Italy	3.4%
Other Countries	11.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Novartis A.G.	2.2%
HSBC Holdings PLC	1.9%
Roche Holding A.G. Genusscheine	1.9%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.5%
GSK PLC	1.5%
NatWest Group PLC	1.5%
Deutsche Bank A.G.	1.4%
ITOCHU Corp.	1.3%
Danske Bank A/S	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673.  Effective May 1, 2025, the expense cap for the Retail Class of the Fund was reduced to 0.99%.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000246765
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Equity Fund
Trading Symbol	CIEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$105	0.86%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 44.29% against a return of 31.22% for the MSCI EAFE Index and 31.96% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

   The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the U.K., and France. Japanese stocks rose as the U.S. and Japan agreed on a trade deal and economic growth data surprised on the upside. Stocks in the U.K. rose as the rate of inflation fell in November and the Bank of England cut interest rates. France rose on strength in the Financials sector as Europe’s big banks benefited from resilient earnings, which, in our view, may continue due to favorable interest rates, a pickup in loan growth, and robust asset quality at year-end.

Detractors from Return

   No countries or sectors detracted from absolute returns as the Fund ended the year strongly positive on an absolute basis.

Line Graph [Table Text Block]
	SBH International Equity - Inst	MSCI EAFE Index	MSCI ACWI ex-USA IMI Index
Oct-2021	$250,000	$250,000	$250,000
Dec-2021	$250,474	$249,881	$247,050
Dec-2022	$224,906	$213,769	$206,085
Dec-2023	$272,656	$252,756	$238,277
Dec-2024	$285,153	$262,420	$250,746
Dec-2025	$411,434	$344,350	$330,896

Average Annual Return [Table Text Block]
	1 Year	Since Inception (10/27/2021)
SBH International Equity - Inst	44.29%	12.66%
MSCI EAFE Index	31.22%	7.97%
MSCI ACWI ex-USA IMI Index	31.96%	6.94%

AssetsNet	$ 14,419,833
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,419,833
Number of Portfolio Holdings	360
Portfolio Turnover	107%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%
* Net of expenses waived by investment adviser
Holdings [Text Block]

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Financials	24.7%
Industrials	18.9%
Health Care	12.0%
Consumer Discretionary	9.6%
Information Technology	8.3%
Consumer Staples	7.2%
Materials	5.9%
Communication Services	4.1%
Utilities	3.9%
Energy	3.5%
Real Estate	1.9%

Country Weighting (% of net assets)

Value	Value
Japan	22.0%
United Kingdom	14.9%
France	11.1%
Germany	9.5%
Switzerland	9.3%
Australia	6.1%
Netherlands	4.4%
Spain	4.1%
Sweden	3.6%
Italy	3.4%
Other Countries	11.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Novartis A.G.	2.2%
HSBC Holdings PLC	1.9%
Roche Holding A.G. Genusscheine	1.9%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.5%
GSK PLC	1.5%
NatWest Group PLC	1.5%
Deutsche Bank A.G.	1.4%
ITOCHU Corp.	1.3%
Danske Bank A/S	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective May 1, 2025, the expense cap for the Institutional Class of the Fund was reduced to 0.84%.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018316
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Global All Cap Fund
Trading Symbol	WTMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 9.81% against a return of 21.09% for the Fund’s broad-based securities market index, the MSCI World Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Communication Services. The three individual securities that contributed the most on an absolute basis were ATI, Inc., Alphabet, Inc., and Intesa Sanpaolo S.p.A. ATI’s significant and differentiated exposure to aircraft and aircraft jet engine build rates contributed to the company’s growth in earnings during the year. Alphabet gained on the back of the successful launch of its Gemini 3.0 frontier artificial intelligence (AI) model. Intesa Sanpaolo’s outperformance was driven by the benefits of its cost-cutting program, improving corporate and consumer credit, and continued branch expansion.

Detractors from Return

   The two sectors that detracted from the Fund’s returns on an absolute basis were Consumer Staples and Information Technology. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., ServiceNow, Inc., and UnitedHealth Group, Inc. Marvell Technology underperformed due to elevated expectations tied to AI revenue growth. UnitedHealth Group underperformed as the company struggled to appropriately manage cost trends. ServiceNow underperformed as investors grew concerned about potential long-term AI-driven disruption.

Line Graph [Table Text Block]
	SBH Global All Cap - Retail	MSCI World Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,858	$10,751
Dec-2017	$12,981	$13,159
Dec-2018	$11,852	$12,013
Dec-2019	$14,858	$15,337
Dec-2020	$15,296	$17,776
Dec-2021	$19,247	$21,654
Dec-2022	$15,651	$17,726
Dec-2023	$19,034	$21,942
Dec-2024	$22,133	$26,039
Dec-2025	$24,304	$31,532

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Global All Cap - Retail	9.81%	9.70%	9.29%
MSCI World Index	21.09%	12.15%	12.17%

AssetsNet	$ 34,466,026
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 39,791
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,466,026
Number of Portfolio Holdings	52
Portfolio Turnover	22%
Total Advisory Fees Paid*	$39,791
Total Advisory Fees Paid %*	0.11%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.0%
Financials	16.4%
Industrials	15.6%
Consumer Discretionary	14.2%
Communication Services	8.3%
Health Care	7.9%
Energy	3.4%
Consumer Staples	3.0%
Real Estate	1.5%
Materials	1.3%

Country Weighting (% of net assets)

Value	Value
United States	57.4%
United Kingdom	7.2%
Canada	6.8%
France	4.7%
Belgium	4.2%
Italy	3.4%
Germany	3.3%
Ireland	3.0%
Spain	1.7%
Netherlands	1.6%
Other Countries	4.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.5%
Alphabet, Inc.	3.9%
NVIDIA Corp.	3.6%
JPMorgan Chase & Co.	3.2%
Safran S.A.	2.8%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.7%
Visa, Inc.	2.6%
D'ieteren Group	2.4%
Intesa Sanpaolo S.p.A.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000052675
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Global All Cap Fund
Trading Symbol	WIMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 9.79% against a return of 21.09% for the Fund’s broad-based securities market index, the MSCI World Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Communication Services. The three individual securities that contributed the most on an absolute basis were ATI, Inc., Alphabet, Inc., and Intesa Sanpaolo S.p.A. ATI’s significant and differentiated exposure to aircraft and aircraft jet engine build rates contributed to the company’s growth in earnings during the year. Alphabet gained on the back of the successful launch of its Gemini 3.0 frontier artificial intelligence (AI) model. Intesa Sanpaolo’s outperformance was driven by the benefits of its cost-cutting program, improving corporate and consumer credit, and continued branch expansion.

Detractors from Return

   The two sectors that detracted from the Fund’s returns on an absolute basis were Consumer Staples and Information Technology. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., ServiceNow, Inc., and UnitedHealth Group, Inc. Marvell Technology underperformed due to elevated expectations tied to AI revenue growth. UnitedHealth Group underperformed as the company struggled to appropriately manage cost trends. ServiceNow underperformed as investors grew concerned about potential long-term AI-driven disruption.

Line Graph [Table Text Block]
	SBH Global All Cap - Inst	MSCI World Index
Dec-2015	$250,000	$250,000
Dec-2016	$271,578	$268,776
Dec-2017	$325,305	$328,983
Dec-2018	$297,543	$300,324
Dec-2019	$373,564	$383,424
Dec-2020	$384,908	$444,398
Dec-2021	$484,765	$541,352
Dec-2022	$394,851	$443,143
Dec-2023	$481,203	$548,553
Dec-2024	$559,913	$650,974
Dec-2025	$614,748	$788,290

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Global All Cap - Inst	9.79%	9.82%	9.41%
MSCI World Index	21.09%	12.15%	12.17%

AssetsNet	$ 34,466,026
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 39,791
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,466,026
Number of Portfolio Holdings	52
Portfolio Turnover	22%
Total Advisory Fees Paid*	$39,791
Total Advisory Fees Paid %*	0.11%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.0%
Financials	16.4%
Industrials	15.6%
Consumer Discretionary	14.2%
Communication Services	8.3%
Health Care	7.9%
Energy	3.4%
Consumer Staples	3.0%
Real Estate	1.5%
Materials	1.3%

Country Weighting (% of net assets)

Value	Value
United States	57.4%
United Kingdom	7.2%
Canada	6.8%
France	4.7%
Belgium	4.2%
Italy	3.4%
Germany	3.3%
Ireland	3.0%
Spain	1.7%
Netherlands	1.6%
Other Countries	4.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.5%
Alphabet, Inc.	3.9%
NVIDIA Corp.	3.6%
JPMorgan Chase & Co.	3.2%
Safran S.A.	2.8%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.7%
Visa, Inc.	2.6%
D'ieteren Group	2.4%
Intesa Sanpaolo S.p.A.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000206635
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Short Term Plus Fund
Trading Symbol	SBHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 5.57% against a return of 5.35% for the Bloomberg 1-3 Year US Government/Credit Index and 7.30% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

   The Fund holds short-maturity 0–3-year securities. During 2025, short assets underperformed all other maturities as Treasury yields fell across most maturities. Over the course of the year, 2-year yields decreased 76 basis points (“bps”), 5-year yields decreased 66 bps, 10-year yields decreased 40 bps, and 30-year yields increased 6 bps.

   Sector selection had a positive impact on performance during the period. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment-grade corporate securities had excess returns of 1.19% during the year.

   Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities, which had an excess return of 2.87% during the year. While the Fund’s underweight to the Financials sector was a detractor from performance during the period, the Fund outperformed all other sectors.

Line Graph [Table Text Block]
	SBH Short Term Plus - Retail	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Dec-2018	$10,020	$10,052	$10,091
Dec-2019	$10,377	$10,457	$10,971
Dec-2020	$10,590	$10,806	$11,795
Dec-2021	$10,565	$10,755	$11,613
Dec-2022	$10,346	$10,358	$10,102
Dec-2023	$10,873	$10,836	$10,660
Dec-2024	$11,437	$11,308	$10,794
Dec-2025	$12,074	$11,912	$11,582

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Retail	5.57%	2.66%	2.71%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.11%

AssetsNet	$ 13,735,893
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,735,893
Number of Portfolio Holdings	74
Portfolio Turnover	41%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%
Average maturity (years)	1.86
30-day SEC yield (with waivers)	3.77%
30-day SEC yield (without waivers)	0.80%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	66.0%
Utility	14.9%
Asset Backed Securities	6.8%
U.S. Treasury Bonds & Notes	5.9%
Finance	5.1%

Ratings Allocation

Rating	% Portfolio
Cash	0.6
AAA	5.4
AA	9.5
A	21.1
BBB	48.9
BB	11.9
B	1.5
Not Rated	1.1

Duration Distribution

Duration	% Portfolio
0-1 yr	26.5
1-2 yrs	35.5
2-3 yrs	32.2
3-4 yrs	5.8

Material Fund Change Expenses [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000206636
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Short Term Plus Fund
Trading Symbol	SBAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 5.65% against a return of 5.35% for the Bloomberg 1-3 Year US Government/Credit Index and 7.30% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

   The Fund holds short-maturity 0–3-year securities. During 2025, short assets underperformed all other maturities as Treasury yields fell across most maturities. Over the course of the year, 2-year yields decreased 76 basis points (“bps”), 5-year yields decreased 66 bps, 10-year yields decreased 40 bps, and 30-year yields increased 6 bps.

   Sector selection had a positive impact on performance during the period. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment-grade corporate securities had excess returns of 1.19% during the year.

   Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities, which had an excess return of 2.87% during the year. While the Fund’s underweight to the Financials sector was a detractor from performance during the period, the Fund outperformed all other sectors.

Line Graph [Table Text Block]
	SBH Short Term Plus - Inst	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$250,000	$250,000	$250,000
Dec-2018	$250,500	$251,304	$252,287
Dec-2019	$259,557	$261,430	$274,278
Dec-2020	$265,225	$270,145	$294,867
Dec-2021	$265,084	$268,868	$290,321
Dec-2022	$259,848	$258,955	$252,549
Dec-2023	$273,286	$270,900	$266,512
Dec-2024	$287,421	$282,698	$269,844
Dec-2025	$303,667	$297,811	$289,545

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Inst	5.65%	2.74%	2.80%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.11%

AssetsNet	$ 13,735,893
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,735,893
Number of Portfolio Holdings	74
Portfolio Turnover	41%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%
Average maturity (years)	1.86
30-day SEC yield (with waivers)	3.78%
30-day SEC yield (without waivers)	2.84%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	66.0%
Utility	14.9%
Asset Backed Securities	6.8%
U.S. Treasury Bonds & Notes	5.9%
Finance	5.1%

Ratings Allocation

Rating	% Portfolio
Cash	0.6
AAA	5.4
AA	9.5
A	21.1
BBB	48.9
BB	11.9
B	1.5
Not Rated	1.1

Duration Distribution

Duration	% Portfolio
0-1 yr	26.5
1-2 yrs	35.5
2-3 yrs	32.2
3-4 yrs	5.8

Material Fund Change Expenses [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018311
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Plus Bond Fund
Trading Symbol	WTIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 7.38% against a return of 7.30% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

   The Fund was overweight corporate securities and mortgage-backed securities (MBS) versus the benchmark, while being underweight U.S. Treasury securities. Investment-grade corporates and MBS posted excess returns versus U.S. Treasuries of 1.19% and 1.71%, respectively, during the annual period.

   The Fund’s allocation to high-yield securities positively impacted performance. High yield posted a 2.60% excess return versus U.S. Treasuries during the reporting period.

   The Fund’s duration was slightly shorter than the duration of the benchmark during the period. Duration and yield-curve positioning had a negligible impact on performance.

Line Graph [Table Text Block]
	SBH Plus Bond - Retail	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,382	$10,265
Dec-2017	$10,873	$10,628
Dec-2018	$10,854	$10,629
Dec-2019	$11,809	$11,556
Dec-2020	$12,811	$12,423
Dec-2021	$12,737	$12,232
Dec-2022	$11,064	$10,641
Dec-2023	$11,890	$11,229
Dec-2024	$12,127	$11,369
Dec-2025	$13,022	$12,199

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Plus Bond - Retail	7.38%	0.33%	2.68%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 720,092,652
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 1,585,111
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$720,092,652
Number of Portfolio Holdings	142
Portfolio Turnover	38%
Total Advisory Fees Paid*	$1,585,111
Total Advisory Fees Paid %*	0.22%
Average maturity (years)	7.68
30-day SEC yield (with waivers)	4.05%
30-day SEC yield (without waivers)	3.83%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	32.2%
U.S. Treasury Bonds & Notes	22.4%
Industrial	19.6%
Finance	11.0%
Utility	7.1%
Asset Backed Securities	2.7%
Municipal Bonds	2.0%

Ratings Allocation

Rating	% Portfolio
Cash	2.2
AAA	1.5
AA	56.6
A	12.4
BBB	17.3
BB	6.3
B & Below	2.2
Not Rated	1.6

Exposure Basis Explanation [Text Block]	Duration Distribution
Duration	% Portfolio
0-1 yr	5.4
1-3 yrs	23.1
3-4 yrs	5.4
4-6 yrs	25.0
6-8 yrs	26.8
8+ yrs	14.3

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000052673
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Plus Bond Fund
Trading Symbol	WIIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 7.51% against a return of 7.30% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

   The Fund was overweight corporate securities and mortgage-backed securities (MBS) versus the benchmark, while being underweight U.S. Treasury securities. Investment-grade corporates and MBS posted excess returns versus U.S. Treasuries of 1.19% and 1.71%, respectively, during the annual period.

   The Fund’s allocation to high-yield securities positively impacted performance. High yield posted a 2.60% excess return versus U.S. Treasuries during the reporting period.

   The Fund’s duration was slightly shorter than the duration of the benchmark during the period. Duration and yield-curve positioning had a negligible impact on performance.

Line Graph [Table Text Block]
	SBH Plus Bond - Inst	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$250,000	$250,000
Dec-2016	$260,017	$256,618
Dec-2017	$272,519	$265,707
Dec-2018	$272,672	$265,737
Dec-2019	$296,940	$288,901
Dec-2020	$322,632	$310,587
Dec-2021	$321,223	$305,799
Dec-2022	$279,631	$266,014
Dec-2023	$300,863	$280,721
Dec-2024	$307,380	$284,231
Dec-2025	$330,458	$304,982

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Plus Bond - Inst	7.51%	0.48%	2.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 720,092,652
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 1,585,111
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$720,092,652
Number of Portfolio Holdings	142
Portfolio Turnover	38%
Total Advisory Fees Paid*	$1,585,111
Total Advisory Fees Paid %*	0.22%
Average maturity (years)	7.68
30-day SEC yield (with waivers)	4.20%
30-day SEC yield (without waivers)	4.08%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	32.2%
U.S. Treasury Bonds & Notes	22.4%
Industrial	19.6%
Finance	11.0%
Utility	7.1%
Asset Backed Securities	2.7%
Municipal Bonds	2.0%

Ratings Allocation

Rating	% Portfolio
Cash	2.2
AAA	1.5
AA	56.6
A	12.4
BBB	17.3
BB	6.3
B & Below	2.2
Not Rated	1.6

Exposure Basis Explanation [Text Block]	Duration Distribution
Duration	% Portfolio
0-1 yr	5.4
1-3 yrs	23.1
3-4 yrs	5.4
4-6 yrs	25.0
6-8 yrs	26.8
8+ yrs	14.3

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018320
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Quality High Yield Fund
Trading Symbol	WTLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 7.97% against a return of 8.62% for the Bloomberg U.S. High Yield - 2% Issuer Capped Index and 7.30% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

   The Fund has a high-quality bias and was underweight CCC-rated securities and overweight BBB-rated securities versus its benchmark, the Bloomberg U.S. High Yield - 2% Issuer Capped Index. Within the Bloomberg U.S. High Yield - 2% Issuer Capped Index, CCC-rated securities returned 8.27% during the annual period versus 8.18% for intermediate BBB-rated securities, 9.02% for BB-rated securities, and 8.44% for B-rated securities.

   Security selection positively impacted returns during the reporting period as credit enhancing events for certain issuers outweighed underperforming issues.

   The Fund’s duration was shorter than its benchmark and regulatory broad-based securities market index, which detracted from performance.

Line Graph [Table Text Block]
	SBH Quality High Yield - Retail	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,275	$11,713	$10,265
Dec-2017	$11,973	$12,592	$10,628
Dec-2018	$11,710	$12,329	$10,629
Dec-2019	$13,140	$14,095	$11,556
Dec-2020	$14,100	$15,088	$12,423
Dec-2021	$14,542	$15,882	$12,232
Dec-2022	$13,125	$14,106	$10,641
Dec-2023	$14,720	$16,002	$11,229
Dec-2024	$15,534	$17,313	$11,369
Dec-2025	$16,771	$18,806	$12,199

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Quality High Yield - Retail	7.97%	3.53%	5.31%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	8.62%	4.50%	6.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 65,627,424
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 195,608
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,627,424
Number of Portfolio Holdings	65
Portfolio Turnover	37%
Total Advisory Fees Paid*	$195,608
Total Advisory Fees Paid %*	0.30%
Average maturity (years)	3.63
30-day SEC yield (with waivers)	4.46%
30-day SEC yield (without waivers)	4.36%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	78.6%
Finance	11.1%
Utility	6.8%

Ratings Allocation

Rating	% Portfolio
Cash	2.1
BBB	12.4
BB	63.7
B & Below	18.8
Not Rated	3.0

Duration Distribution

Duration	% Portfolio
0-1 yr	29.9
1-3 yrs	41.3
3-4 yrs	9.4
4-6 yrs	15.7
6-8 yrs	2.1
8+ yrs	1.6

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000052678
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Quality High Yield Fund
Trading Symbol	WILTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 7.99% against a return of 8.62% for the Bloomberg U.S. High Yield - 2% Issuer Capped Index and 7.30% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

   The Fund has a high-quality bias and was underweight CCC-rated securities and overweight BBB-rated securities versus its benchmark, the Bloomberg U.S. High Yield - 2% Issuer Capped Index. Within the Bloomberg U.S. High Yield - 2% Issuer Capped Index, CCC-rated securities returned 8.27% during the annual period versus 8.18% for intermediate BBB-rated securities, 9.02% for BB-rated securities, and 8.44% for B-rated securities.

   Security selection positively impacted returns during the reporting period as credit enhancing events for certain issuers outweighed underperforming issues.

   The Fund’s duration was shorter than its benchmark and regulatory broad-based securities market index, which detracted from performance.

Line Graph [Table Text Block]
	SBH Quality High Yield - Inst	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$250,000	$250,000	$250,000
Dec-2016	$282,760	$292,825	$256,618
Dec-2017	$300,710	$314,795	$265,707
Dec-2018	$294,698	$308,234	$265,737
Dec-2019	$330,945	$352,369	$288,901
Dec-2020	$355,446	$377,202	$310,587
Dec-2021	$367,279	$397,046	$305,799
Dec-2022	$332,363	$352,650	$266,014
Dec-2023	$372,949	$400,058	$280,721
Dec-2024	$394,428	$432,835	$284,231
Dec-2025	$425,923	$470,158	$304,982

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Quality High Yield - Inst	7.99%	3.68%	5.47%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	8.62%	4.50%	6.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 65,627,424
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 195,608
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,627,424
Number of Portfolio Holdings	65
Portfolio Turnover	37%
Total Advisory Fees Paid*	$195,608
Total Advisory Fees Paid %*	0.30%
Average maturity (years)	3.63
30-day SEC yield (with waivers)	4.62%
30-day SEC yield (without waivers)	4.58%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	78.6%
Finance	11.1%
Utility	6.8%

Ratings Allocation

Rating	% Portfolio
Cash	2.1
BBB	12.4
BB	63.7
B & Below	18.8
Not Rated	3.0

Duration Distribution

Duration	% Portfolio
0-1 yr	29.9
1-3 yrs	41.3
3-4 yrs	9.4
4-6 yrs	15.7
6-8 yrs	2.1
8+ yrs	1.6

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000176020
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Municipal Opportunities Fund
Trading Symbol	WTTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 5.07% against a return of 5.18% for the Bloomberg 1-15 Year Municipal Blend Index and 4.25% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

   The Fund maintained little to no exposure to the belly of the yield curve (3-12 years) during the period, resulting in quarter-to-quarter price fluctuations largely driven by performance in this part of the curve.

   The Fund invested in short-term U.S. Treasuries during the period. This positioning modestly impacted relative performance, but with the 5-Year Muni/Treasury ratio ending the year at historically tight levels around 61%, exiting the period, we remain confident that investing across the yield curve will prove itself. Outperformance through narrowing spreads alone is not sustainable over any reasonable time frame. While the curve segment we avoided outperformed on a price basis for much of the year, our income generation contributed to strong total returns for the full period.

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Retail	5.07%	0.78%	3.12%
Bloomberg 1-15 Year Municipal Blend Index	5.18%	1.16%	2.59%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.67%

AssetsNet	$ 196,587,975
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 446,328
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$196,587,975
Number of Portfolio Holdings	157
Portfolio Turnover	77%
Total Advisory Fees Paid*	$446,328
Total Advisory Fees Paid %*	0.24%
Average maturity (years)	8.61
30-day SEC yield (with waivers)	3.05%
30-day SEC yield (without waivers)	2.91%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	57.5%
General Obligation	16.0%
Variable Rate Demand Note	9.0%
U.S. Treasury Bonds & Notes	6.6%
Industrial	4.2%
Local Authority	2.8%
CMBS	1.0%

Ratings Allocation

Rating	% Portfolio
Cash	1.7
AAA	18.9
AA	44.8
A	17.1
BBB	1.4
BB	2.3
B	4.2
Not Rated	9.6

Duration Distribution

Duration	% Portfolio
0-1 yr	19.7
1-3 yrs	22.1
3-4 yrs	13.1
4-6 yrs	2.8
6-8 yrs	8.3
8+ yrs	34.1

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000176021
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Municipal Opportunities Fund
Trading Symbol	WITAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 5.32% against a return of 5.18% for the Bloomberg 1-15 Year Municipal Blend Index and 4.25% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

   The Fund maintained little to no exposure to the belly of the yield curve (3-12 years) during the period, resulting in quarter-to-quarter price fluctuations largely driven by performance in this part of the curve.

   The Fund invested in short-term U.S. Treasuries during the period. This positioning modestly impacted relative performance, but with the 5-Year Muni/Treasury ratio ending the year at historically tight levels around 61%, exiting the period, we remain confident that investing across the yield curve will prove itself. Outperformance through narrowing spreads alone is not sustainable over any reasonable time frame. While the curve segment we avoided outperformed on a price basis for much of the year, our income generation contributed to strong total returns for the full period.

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Inst	5.32%	0.93%	3.29%
Bloomberg 1-15 Year Municipal Blend Index	5.18%	1.16%	2.59%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.67%

AssetsNet	$ 196,587,975
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 446,328
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$196,587,975
Number of Portfolio Holdings	157
Portfolio Turnover	77%
Total Advisory Fees Paid*	$446,328
Total Advisory Fees Paid %*	0.24%
Average maturity (years)	8.61
30-day SEC yield (with waivers)	3.20%
30-day SEC yield (without waivers)	3.13%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	57.5%
General Obligation	16.0%
Variable Rate Demand Note	9.0%
U.S. Treasury Bonds & Notes	6.6%
Industrial	4.2%
Local Authority	2.8%
CMBS	1.0%

Ratings Allocation

Rating	% Portfolio
Cash	1.7
AAA	18.9
AA	44.8
A	17.1
BBB	1.4
BB	2.3
B	4.2
Not Rated	9.6

Duration Distribution

Duration	% Portfolio
0-1 yr	19.7
1-3 yrs	22.1
3-4 yrs	13.1
4-6 yrs	2.8
6-8 yrs	8.3
8+ yrs	34.1

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018312
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Colorado Tax-Free Fund
Trading Symbol	WTCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 3.29% against a return of 5.18% for the Bloomberg 1-15 Year Municipal Blend Index and 4.25% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

   The Fund maintained little to no exposure to the belly of the yield curve (3-12 years) during the period, resulting in quarter-to-quarter price fluctuations largely driven by performance in this part of the curve. With the 5-Year Muni/Treasury ratio ending the year at historically tight levels around 61%, exiting the period, we remain confident that our barbell positioning will prove itself. Outperformance through narrowing spreads alone is not sustainable over any reasonable time frame. While the curve segment we avoided outperformed on a price basis for much of the year, our income generation contributed to strong total returns for the full period.

Line Graph [Table Text Block]
	SBH Colorado Tax Free - Retail	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$9,993	$10,001	$10,025
Dec-2017	$10,505	$10,434	$10,571
Dec-2018	$10,577	$10,599	$10,707
Dec-2019	$11,278	$11,282	$11,513
Dec-2020	$11,851	$11,816	$12,113
Dec-2021	$12,073	$11,918	$12,297
Dec-2022	$10,789	$11,208	$11,249
Dec-2023	$11,331	$11,798	$11,969
Dec-2024	$11,602	$11,902	$12,095
Dec-2025	$11,984	$12,518	$12,608

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Retail	3.29%	0.22%	1.83%
Bloomberg 1-15 Year Municipal Blend Index	5.18%	1.16%	2.27%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

AssetsNet	$ 309,853,267
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 929,066
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$309,853,267
Number of Portfolio Holdings	142
Portfolio Turnover	80%
Total Advisory Fees Paid*	$929,066
Total Advisory Fees Paid %*	0.42%
Average maturity (years)	9.42
30-day SEC yield (with waivers)	3.32%
30-day SEC yield (without waivers)	3.27%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	58.5%
General Obligation	12.4%
Certificate Participation	10.1%
Variable Rate Demand Note	6.9%
U.S. Treasury Bonds & Notes	4.5%
Local Authority	2.1%

Ratings Allocation

Rating	% Portfolio
Cash	5.0
AAA	28.7
AA	52.9
A	7.5
BBB	3.4
BB	0.6
Not Rated	2.0

Duration Distribution

Duration	% Portfolio
0-1 yr	22.5
1-3 yrs	20.0
3-4 yrs	6.6
4-6 yrs	10.1
6-8 yrs	6.8
8+ yrs	33.9

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000169263
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Colorado Tax-Free Fund
Trading Symbol	WICOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 3.42% against a return of 5.18% for the Bloomberg 1-15 Year Municipal Blend Index and 4.25% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

   The Fund maintained little to no exposure to the belly of the yield curve (3-12 years) during the period, resulting in quarter-to-quarter price fluctuations largely driven by performance in this part of the curve. With the 5-Year Muni/Treasury ratio ending the year at historically tight levels around 61%, exiting the period, we remain confident that our barbell positioning will prove itself. Outperformance through narrowing spreads alone is not sustainable over any reasonable time frame. While the curve segment we avoided outperformed on a price basis for much of the year, our income generation contributed to strong total returns for the full period.

Line Graph [Table Text Block]
	SBH Colorado Tax Free - Inst	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2015	$250,000	$250,000	$250,000
Dec-2016	$249,848	$250,025	$250,620
Dec-2017	$263,417	$260,854	$264,274
Dec-2018	$265,340	$264,976	$267,663
Dec-2019	$283,382	$282,042	$287,832
Dec-2020	$298,371	$295,388	$302,835
Dec-2021	$304,371	$297,938	$307,430
Dec-2022	$272,273	$280,211	$281,217
Dec-2023	$286,322	$294,944	$299,220
Dec-2024	$293,552	$297,545	$302,373
Dec-2025	$303,581	$312,956	$315,210

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Inst	3.42%	0.35%	1.96%
Bloomberg 1-15 Year Municipal Blend Index	5.18%	1.16%	2.27%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

AssetsNet	$ 309,853,267
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 929,066
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$309,853,267
Number of Portfolio Holdings	142
Portfolio Turnover	80%
Total Advisory Fees Paid*	$929,066
Total Advisory Fees Paid %*	0.42%
Average maturity (years)	9.42
30-day SEC yield (with waivers)	3.46%
30-day SEC yield (without waivers)	3.42%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	58.5%
General Obligation	12.4%
Certificate Participation	10.1%
Variable Rate Demand Note	6.9%
U.S. Treasury Bonds & Notes	4.5%
Local Authority	2.1%

Ratings Allocation

Rating	% Portfolio
Cash	5.0
AAA	28.7
AA	52.9
A	7.5
BBB	3.4
BB	0.6
Not Rated	2.0

Duration Distribution

Duration	% Portfolio
0-1 yr	22.5
1-3 yrs	20.0
3-4 yrs	6.6
4-6 yrs	10.1
6-8 yrs	6.8
8+ yrs	33.9

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000244704
Shareholder Report [Line Items]
Fund Name	Barrett Growth Fund
Trading Symbol	BGRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Barrett Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the Fund returned 8.10% against a return of 17.88% for the Fund’s regulatory broad-based securities market index, the S&P 500® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Communication Services, Information Technology, and Financials. Communication Services was an area that appeared to benefit greatly from Artificial Intelligence during the period. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., NVIDIA Corp., and JPMorgan Chase & Co. In the case of Alphabet, the company benefited from AI infrastructure spend during the period.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Energy, Consumer Staples, and Health Care. Managed care organizations were under margin pressure, dragging on performance. The three individual securities that detracted the most on an absolute basis were Accenture PLC, UnitedHealth Group, Inc. and Tetra Tech, Inc. UnitedHealth Group was weighed down by Medicare reimbursement rates as well as the high profile death of its insurance CEO.

Line Graph [Table Text Block]
	Barrett Growth	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,704	$11,196
Dec-2017	$12,952	$13,640
Dec-2018	$12,901	$13,042
Dec-2019	$17,026	$17,149
Dec-2020	$21,961	$20,304
Dec-2021	$26,659	$26,132
Dec-2022	$20,097	$21,399
Dec-2023	$26,714	$27,025
Dec-2024	$34,288	$33,786
Dec-2025	$37,065	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Barrett Growth	8.10%	11.04%	14.00%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 24,958,946
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 52,447
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,958,946
Number of Portfolio Holdings	29
Portfolio Turnover	8%
Total Advisory Fees Paid*	$52,447
Total Advisory Fees Paid %*	0.21%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	29.8%
Financials	20.7%
Consumer Discretionary	14.6%
Health Care	13.1%
Communication Services	7.9%
Industrials	6.2%
Consumer Staples	3.4%
Materials	3.2%
Energy	0.9%

Country Weighting (% of net assets)

Value	Value
United States	98.0%
Ireland	1.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	9.2%
Alphabet, Inc.	7.9%
Microsoft Corp.	7.2%
TJX Cos., Inc. (The)	5.7%
Amazon.com, Inc.	5.5%
JPMorgan Chase & Co.	5.2%
Ares Management Corp.	5.0%
Apple, Inc.	4.9%
Visa, Inc.	4.8%
Progressive Corp. (The)	4.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000244699
Shareholder Report [Line Items]
Fund Name	Barrett Opportunity Fund
Trading Symbol	SAOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Barrett Opportunity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the Fund returned 12.81% against a return of 17.88% for the Fund’s regulatory broad-based securities market index, the S&P 500® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Communication Services, Industrials and Information Technology. Although the general economy has been softening, investors continued to favor sectors, such as Information Technology, that could benefit from the artificial intelligence (AI) trend. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., Bank of New York Mellon Corp., and General Dynamics Corp. Alphabet benefited from increasing AI infrastructure buildout during the period.

Detractors from Return

   Two sectors, Consumer Staples and Consumer Discretionary, detracted from the Fund’s returns on an absolute basis. Within Consumer Discretionary, the Fund’s exposure leaned towards homebuilding company stocks, which had mediocre returns due to a stagnant real estate market. The three individual securities that negatively contributed the most on an absolute basis were Jefferies Financial Group, Inc., Murphy USA, Inc., and Automatic Data Processing, Inc. In the case of Automatic Data Processing, the company did not outperform due to a slowing labor market and declining interest rate environment.

Line Graph [Table Text Block]
	Barrett Opportunity	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,746	$11,196
Dec-2017	$14,163	$13,640
Dec-2018	$12,841	$13,042
Dec-2019	$15,397	$17,149
Dec-2020	$15,587	$20,304
Dec-2021	$20,545	$26,132
Dec-2022	$19,251	$21,399
Dec-2023	$22,662	$27,025
Dec-2024	$27,795	$33,786
Dec-2025	$31,356	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Barrett Opportunity	12.81%	15.00%	12.11%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 23,297,691
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 77,139
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$23,297,691
Number of Portfolio Holdings	18
Portfolio Turnover	3%
Total Advisory Fees Paid*	$77,139
Total Advisory Fees Paid %*	0.33%
* Net of expenses waived by investment adviser
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Financials	24.0%
Information Technology	18.0%
Industrials	16.7%
Energy	13.9%
Communication Services	13.6%
Consumer Discretionary	6.7%
Health Care	5.7%
Consumer Staples	1.8%

Country Weighting (% of net assets)

Value	Value
United States	90.8%
United Kingdom	9.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
General Dynamics Corp.	13.7%
Alphabet, Inc.	13.6%
Bank of New York Mellon Corp. (The)	11.0%
Microsoft Corp.	10.4%
Shell PLC	9.6%
Jefferies Financial Group, Inc.	8.8%
Apple, Inc.	7.6%
Murphy USA, Inc.	5.7%
Murphy Oil Corp.	4.3%
Automatic Data Processing, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000243104
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Select Equity ETF
Trading Symbol	USSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Select Equity ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/etfs. You can also request this information by contacting us at (800) 836-4265.
Additional Information Phone Number	(800) 836-4265
Additional Information Website	www.cisbh.com/funds/etfs
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBH Select Equity ETF	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the Fund returned 2.41% against a return of 17.37% for the Russell 1000® Index and 17.15% for the broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Communication Services, Financials, and Industrials. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., ATI, Inc., and JPMorgan Chase & Co. Alphabet gained on the back of the successful launch of its Gemini 3.0 frontier artificial intelligence (AI) model. ATI’s significant and differentiated exposure to aircraft and aircraft jet engine build rates contributed to the company’s growth in earnings during the year. JPMorgan Chase’s outperformance was driven by overall operational execution coupled with an improving credit and regulatory environment.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Information Technology, Health Care, and Energy. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., Fair Isaac Corp., and UnitedHealth Group, Inc. Marvell Technology underperformed due to elevated expectations tied to AI revenue growth. Fair Isaac faced pressure as investors grew concerned about the Federal Housing Finance Agency efforts to reduce residential housing closing costs. UnitedHealth Group underperformed as the company struggled to appropriately manage cost trends.

Line Graph [Table Text Block]
	SBH Select Equity ETF - NAV	Russell 1000® Index	Russell 3000® Index
08/29/23	$10,000	$10,000	$10,000
12/31/23	$10,557	$10,706	$10,709
12/31/24	$13,147	$13,330	$13,258
12/31/25	$13,464	$15,645	$15,531

Average Annual Return [Table Text Block]
	1 Year	Since Inception (08/29/2023)
SBH Select Equity ETF - NAV	2.41%	13.56%
Russell 1000® Index	17.37%	21.08%
Russell 3000® Index	17.15%	20.70%

Performance Inception Date	Aug. 29, 2023
AssetsNet	$ 283,768,607
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 1,380,061
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$283,768,607
Number of Portfolio Holdings	20
Portfolio Turnover	150%
Total Advisory Fees Paid*	$1,380,061
Total Advisory Fees Paid %*	0.53%

* Net of expenses waived by investment adviser

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	35.1%
Financials	18.8%
Communication Services	14.3%
Industrials	13.6%
Consumer Discretionary	13.1%
Health Care	3.5%

Country Weighting (% of net assets)

Value	Value
United States	98.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	8.6%
NVIDIA Corp.	7.3%
Microsoft Corp.	6.9%
ATI, Inc.	6.1%
Meta Platforms, Inc.	5.7%
Visa, Inc.	5.3%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.7%
JPMorgan Chase & Co.	4.7%
Reinsurance Group of America, Inc.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
Updated Prospectus Web Address	www.cisbh.com/funds/etfs